SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of property, equipment and software estimated useful lives (Detail)	12 Months Ended
Dec. 31, 2019
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives	3 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives	5 years
Software
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives	10 years
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives description	Shorter of the lease term or estimated economic life